Accounts Receivable, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable	$ 104,045	$ 112,676
Less: provision for doubtful receivables	(18,464)	(26,457)	(25,936)	(8,874)
Accounts receivable, net	$ 85,581	$ 86,219